UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: May 15, 2007.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $114,770
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None


ACTIVE POWER INC          COM      00504W100     1,987  1,024,006   SH         Sole      1,024,006
ADVANCIS PHARMACEUTICL    COM      00764L109     8,065  3,665,710   SH         Sole      3,665,710
AMERICAN CARESOURC HLD    COM      02505A103       169     84,805   SH         Sole         84,805
CAPSTONE TURBINE CORP    COM       14067D102     5,121  4,831,141   SH         Sole      4,831,141
CYBERONICS INC            COM      23251P102    19,341  1,029,853   SH         Sole      1,029,853
DIVERSA CORP              COM      255064107    12,962  1,659,612   SH         Sole      1,659,612
GENVEC INC                COM      37246C109     4,613  1,601,900   SH         Sole      1,601,900
INPHONIC INC              COM      45772G105     1,983    181,930   SH         Sole        181,930
NETLOGIC MICROSYSTEMS    COM       64118B100     1,428     53,656   SH         Sole         53,656
NITROMED INC              COM      654798503    16,775  5,376,566   SH         Sole      5,376,566
SENOMYX INC              COM       81724Q107     2,577    208,155   SH         Sole        208,155
TEMPLETON DRAGON FD       COM      88018T101     8,418    370,190   SH         Sole        370,190
TERCICA INC              COM       88078L105    17,680  3,016,987   SH         Sole      3,016,987
VANDA PHARMACEUTICAL      COM      921659108    13,651    560,396   SH         Sole        560,396



